Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 76,376	$ 80,037
Less: provision for doubtful receivables	(16,086)	(19,706)	$ (19,437)	$ (18,278)
Accounts receivable, net	$ 60,290	$ 60,331